Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgements and assumptions.  Management believes that the estimates, judgements and assumptions used are reasonable based upon information available at the time they are made.  These estimates, judgements and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

The Company’s most critical estimates are used in its determination of its sales incentives reserves, inventory reserves, income taxes, fixed assets, intangible assets, derivative instruments and contingencies.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

A majority of the revenue of the Company and certain of its subsidiaries (exclusive of its Canadian subsidiary – see below) is generated in U.S. dollars (“dollars”).  In addition, a substantial portion of the costs of the Company and these subsidiaries is incurred in dollars.  Management believes that the dollar is the primary currency of the economic environment in which the Company and these subsidiaries operate.  Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar, requiring re-measurement from the local currency into dollars for each of these entities.  All exchange gains and losses resulting from the re-measurement are reflected in the Consolidated Statements of Operations as financial income or expense, as appropriate.

The functional currency of the Company’s Canadian subsidiary is the Canadian dollar (“CAD”).  Accordingly, the financial statements of the Canadian subsidiary have been translated into U.S. dollars (“USD”).  All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date.  Amounts recorded in the Consolidated Statements of Operations have been translated using the average exchange rate prevailing during the year.  The resulting translation adjustments are reported as a component of shareholders’ equity under accumulated other comprehensive income.

Effective as of the Company’s fiscal year beginning April 1, 2019, Taro Canada’s functional currency will be the USD.  The change will be accounted for currently and prospectively from the date of the change in accordance with FASB ASC Topic 830, “Foreign Currency Matters.”  The translated balances of monetary and nonmonetary assets and liabilities recorded in Taro Canada’s financial statements as of the end of the prior reporting period become the new accounting basis for those assets and liabilities in the period of the change.  To the extent the entity has monetary assets and liabilities denominated in the old functional currency, such balances will create transactional gains and losses subsequent to the change in functional currency. The amount recorded in the currency translation adjustment account for prior periods is not reversed upon the change in functional currency. The exchange rate on the date of the change becomes the historical rate for subsequent re-measurement of nonmonetary assets and liabilities into the new functional currency.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries.  Intercompany transactions and balances have been eliminated in consolidation and non-controlling interest is included in shareholders’ equity.

Sun, through its wholly owned subsidiary, Taro Development Corporation (“TDC”) owns 3.1% of the shares that have economic rights and has 50.00% of the voting rights in Taro U.S.A.; with the Company owning the remaining shares and voting rights.  In 1993, TDC signed an agreement with the Company to vote all of its shares in Taro U.S.A. in all elections of directors of Taro U.S.A. as the Company shall instruct.  In April 2019, TDC renewed its commitment to the Company. TDC may terminate the agreement upon one year written notice and no such notice of termination has been provided. TDC is a minority shareholder in the Company by way of its ownership of Taro U.S.A. shares that have economic rights.

Cash and cash equivalents
d.	Cash and cash equivalents:

Cash equivalents are highly-liquid investments that are readily convertible into cash.

Short-term bank deposits:

Bank deposits with maturities of more than three months, but less than one year, are included in short-term deposits.  Such deposits are stated at cost which approximates market value and are invested at an average interest rate of 1.85% for March 31, 2018. The Company does not have any short-term deposits at March 31, 2019.

Marketable securities
e.	Marketable securities:

Marketable securities are comprised primarily of corporations bonds, sovereign bonds, U.S Treasuries, certificates of deposit, preferred stock and commercial paper.  These marketable securities were designated as available-for-sale.  Accordingly, these securities are stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income, a separate component of shareholders’ equity.

Realized gains and losses on the sale of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in financial income, net.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities results in the value of the investments being below the cost basis of such securities and when such decline is judged to be other-than-temporary.  Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis.  For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in financial income, net in the Consolidated Statements of Operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

During the years ended March 31, 2019, 2018 and 2017, the Company did not own or sell any marketable securities previously impaired.

The Company adopted ASU No. 2016-01, “Financial Instruments-Overall (Subtopic 825-10).”  The amended guidance focuses on the recognition and measurement of financial assets and liabilities.  The adoption of ASU 2016-01 does not have a material impact on our financial position and results of operations.

Allowance for doubtful accounts
f.	Allowance for doubtful accounts:

The allowance for doubtful accounts is calculated primarily with respect to specific balances, for which, in the opinion of Management, collection of such balances is doubtful.  The allowance, in the opinion of Management, is sufficient to cover probable uncollectible balances.

Inventories
g.	Inventories:

Inventories are stated at the lower of cost or net realizable value.  Inventory reserves are provided to cover risks arising from slow-moving items, short-dated inventory, excess inventory or obsolescence.  Changes in these provisions are charged to cost of sales.  Cost is determined as follows:

Raw and packaging materials – weighted-average cost basis.

Finished goods and work in progress – weighted-average production costs including materials, labor and direct and indirect manufacturing expenses.

Purchased products for commercial purposes – weighted-average cost basis.

Taxes
h.	Taxes:
(1)	Deferred income taxes:

Deferred income taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the financial accounting and tax basis of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized.  A valuation allowance is provided if, based upon the weight of available evidence, it is “more likely than not” that a portion of the deferred tax assets will not be realized.  For the years ended March 31, 2019 and 2018, in accordance with the required updates in ASU No. 2015-17, all deferred tax liabilities and assets are classified as non-current.

(2)	Tax contingencies:

The Company follows a two-step approach to recognizing and measuring a liability for uncertain tax positions.  The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.  The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.  In addition, the Company classifies interest and penalties recognized in the financial statements relating to uncertain tax positions under the provision for income taxes.  A liability for unrecognized tax benefits was recorded in accordance with ASC 740 amounting to $28,188 and $16,810 as of March 31, 2019 and 2018, respectively.

(3)	Income taxes:

Income taxes are accounted for in accordance with the use of the liability method, whereby deferred tax asset and liability account balances are determined for temporary differences between the financial reporting and tax basis of assets and liabilities, and for carryforward losses and credits.  Deferred taxes are measured using tax rates and laws that will be in effect when the differences are expected to reverse.  In certain cases Management determined that it was more likely than not that the Company will not benefit from the deferred tax assets in subsidiaries, and a valuation allowance was provided against the deferred tax assets carried by such subsidiaries.  In future years, if it is more likely than not that the subsidiary will be in a position to utilize its deferred tax asset, the valuation allowance for such assets will be modified.

Property, plant and equipment
i.	Property, plant and equipment:
(1)

Property, plant and equipment is stated at cost, net of accumulated depreciation.  Payroll and other costs that are direct incremental costs necessary to bring an asset to the condition of its intended use incurred during the construction and validation period of property, plant and equipment are capitalized to the cost of such assets.

(2)	Depreciation is calculated utilizing the straight-line method over the estimated useful lives of the assets, from the date the assets are ready for their intended use, at the following annual rates:

%
Building	2.5 - 10
Machinery and equipment	5 - 10
Motor vehicles	20
Furniture, fixtures, office equipment, computer equipment and software	6 - 33

Leasehold improvements are depreciated using the straight-line method over the shorter of their useful lives or the terms of the leases (generally 5-10 years).

(3)

Certain costs incurred for computer software developed or obtained for internal use is required to be capitalized.  As of March 31, 2019 and 2018, the Group capitalized $7,854 and $4,636 of software costs, respectively.  Software costs are amortized using the straight-line method over their estimated useful life (generally 3 - 5 years).

Lease of land from Israel Land Administration
j.	Lease of land from Israel Land Administration:

The Company leases several parcels of land from the Israel Land Administration (“ILA”).  The lease period of the industrial parcels ends between 2018 and 2060.  The Company has the right to extend the lease agreement ending 2018 for an additional period of 49 years and is currently in the process of extending the lease agreement.  The ILA lease agreements are standard agreements covering substantial portions of the land of Israel.  The standard agreements call for a Lease Period of 49 years, with an option for one additional Lease Period (i.e., total of 98 years).  A majority of the Company’s leases are in the beginning of the second 49 year period, and the remaining leases still in the first 49 year period have the option for the one additional lease period.  The ownership of the land is not transferred at the end of the lease period, however, in certain conditions the lessee may purchase the land from the ILA.  The expectation, based on practice and accumulated experience is that the renewal price would be substantially below fair market value.  Since such leases do not qualify as a capital lease, they are being accounted for as operating leases.  The prepaid lease amount is included in long-term receivables and other assets and amortized over the term of the lease.

Goodwill
k.	Goodwill:

The goodwill of the Company is not amortized, but rather is subject to an annual impairment test (or more frequently if impairment indicators arise).

The Company operates in one operating segment, comprising its only reporting unit.  The goodwill impairment tests are conducted in two steps.  In the first step, if it is determined that the net book value of the reporting unit exceeds its fair value, the Company would then perform the second step of the impairment test.  This requires the allocation of the reporting unit’s fair value of all of its assets and liabilities in a manner similar to an acquisition cost allocation, with any residual fair value being allocated to goodwill.  The implied fair value of the goodwill is then compared to the carrying value to determine impairment, if any.

The Company determined the fair value using the market approach, which is based on the market capitalization by using the share price of the Company on the NYSE and an appropriate control premium.  As of March 31, 2019, the market capitalization of the Company was significantly higher than the net book value, therefore there was no need to continue to step two.  Taro determined the goodwill was not subject to impairment as of March 31, 2019 and 2018.

Contingencies
l.	Contingencies:

The Company may be involved in various patent, product liability, consumer, commercial or environmental claims, government investigations, and other legal proceedings that arise from time to time in the ordinary course of business.  Except for income tax contingencies, the Company records accruals for these types of contingencies to the extent that the Company concludes their occurrence is probable and that the related liabilities are estimable.  The Company records anticipated recoveries under existing insurance contracts that are virtually certain of occurring and at the gross amount that is expected to be collected.

Intangible assets and deferred charges and long-lived assets
m.	Intangible assets and deferred charges and long-lived assets:

Intangible assets and deferred charges:

Acquired intangible assets and product rights to be held and used are amortized over their useful life of a weighted-average amortization period of between 5 to 20 years using a straight-line method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up.

Long-lived assets:

The Group’s long-lived assets, excluding goodwill, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Impairment exists when the carrying amount of the asset exceeds the aggregate future undiscounted cash flows expected to be generated by the asset.  The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the asset.  During the years ended March 31, 2019 and 2018, the Company did not record any impairment charge.

Comprehensive income
n.	Comprehensive income:

The comprehensive income statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements.  Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders.  The Company determined that its items of other comprehensive income relates to unrealized gains and losses on available for sale securities and foreign currency translation adjustments.

Treasury shares
o.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury stock.  The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.  During the years ended March 31, 2019, 2018 and 2017, the Company repurchased 888,719 shares, 1,085,694 shares, and 2,252,725 shares, respectively.

When treasury stock is reissued, the Company charges the excess of the purchase cost, including related share-based compensation expenses, over their issuance price (loss) to retained earnings.  The purchase cost is calculated based on the specific identification method.  The Company did not reissue treasury shares during the three years ended March 31, 2019.

In cases where the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

Revenue recognition
p.	Revenue recognition:

The Company adopted the new accounting standard ASC 606, “Revenue from Contracts with Customers,” and all the related amendments (“new revenue standard”) to all contracts using the modified retrospective method.  The cumulative effect of initially applying the new revenue standard was immaterial.  The Company ships products to its customers only in response to, and to the extent of, the orders that customers submit to the Company.  Depending on the terms of our customer arrangements, revenue is generally recognized when the product is received by the customer (“FOB Destination Point”) or at the time of shipment (“FOB Shipping Point”).

When the Company recognizes and records revenue from the sale of its pharmaceutical products, the Company, in the same financial reporting period, records an estimate of various future deductions related to the sale.  This has the effect of reducing the amount of reported product sales.  These deductions include the Company’s estimates, which may require significant judgement of chargebacks, product returns, rebates, cash discounts and other sales deductions.

Chargebacks result from pricing arrangements the Company has with end-user customers establishing contract prices which are lower than the wholesalers’ acquisition costs or invoice prices.  When these customers buy the Company’s products from their wholesaler of choice, the wholesaler issues a credit memo (chargeback) to the Company for the difference between the invoice price and the end-user contract price.  Chargeback reserves are estimated using current wholesaler inventory data and historical data.

Product returns result from agreements allowing the Company’s customers to return unsold inventory that is expired or close to expiration and such returns are deducted from revenue.  Product return reserves are calculated using the average lag period between sales and product expiry, historical product returns experience, and specific return exposures to estimate the potential obligation for returns of inventory in the distribution channel.

Rebates result from contractual agreements with the Company’s customers and are earned based on the Company’s direct sales to customers or the Company’s customers’ sales to third parties.  Rebate reserves from the Company’s direct sales to customers and the Company’s customers’ sales to third parties are estimated using historical and contractual data.

The Company generally offers discounts to its customers for payments within a certain period of time.  Cash discount reserves are calculated by multiplying the specified discount percentage by the outstanding receivable at the end of each period.

Reserves for returns, Medicaid and indirect rebates are included in current liabilities.  All other sales deductions allowances are recorded as accounts receivable reserves.  The reserve for returns is included in current liabilities as substantially all of these returns will not be realized until after the year-end accounts receivable balances are settled.  Medicaid and indirect rebates are included in current liabilities because the Company does not have direct customer relationships with any of the payees.

The Company offers incentives to certain resellers and retailers through various marketing programs where the Company agrees to reimburse them for advertising costs incurred to include the Company’s products.  The Company accounts for these in accordance with FASB ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606),” as reductions of revenue unless the customer receives an identifiable benefit in exchange for the consideration that is sufficiently separable from the customer’s purchase of the products and the fair value of the benefits can be reasonably estimated.

Research and development
q.	Research and development:

Research and development expenses are charged to expense as incurred.  Payments made for research and development services prior to the services being rendered are recorded as prepaid expenses on our Consolidated Balance Sheet and expensed as provided.

Royalty-bearing grants
r.	Royalty-bearing grants:

Royalty-bearing grants from the government of Israel through the National Technological Innovation Authority (the “Authority”) (formerly operating as Office of the Chief Scientist of the Ministry of Economy of the State of Israel ) for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the related costs incurred.  The Company did not earn any grants during the years ended March 31, 2019, 2018 and 2017.

Advertising expenses
s.	Advertising expenses:

The Group expenses advertising costs as incurred.  Product samples are recorded within prepaid expenses on the Consolidated Balance Sheet and recorded within advertising expenses when provided to potential customers.  Advertising expenses were $6,527, $9,913, and $10,468 for the years ended March 31, 2019, 2018 and 2017, respectively.

Sales and other taxes collected and remitted to governmental authorities
t.	Sales and other taxes collected and remitted to governmental authorities:

The Company collects various taxes from customers and remits them to governmental authorities.  These taxes are recorded on a net basis and therefore do not impact the Statement of Operations.

Basic and diluted net income per share attributable to Taro
u.	Basic and diluted net income per ordinary share attributable to Taro:

Basic net income per ordinary share is calculated based on the weighted-average number of ordinary shares outstanding during each year.  Diluted net income per ordinary share is calculated based on the weighted-average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year (except where anti-dilutive).

Freight and distribution costs
v.	Freight and distribution costs:

The Company’s accounting policy is to classify shipping and handling costs as a part of sales and marketing expense.  Freight, distribution costs, and distribution warehousing costs related to shipping and handling to customers, primarily through the use of common carriers or external distribution services amounted to $13,187, $12,170, and $11,949 for the years ended March 31, 2019, 2018 and 2017, respectively.

Concentrations of credit risk
w.	Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short and long-term bank deposits and trade receivables.  Cash and cash equivalents and bank deposits are principally invested in major banks in Israel, the United States and Canada.  Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions.  Management believes that the financial institutions that hold the Group’s cash and cash equivalents and bank deposits are financially sound and that low credit risk therefore exists with respect to these financial instruments.  These deposits may be redeemed upon demand and, therefore, bear minimal risk.

The Group’s trade accounts receivables are mainly derived from sales to customers in the United States, Canada, Europe and Israel.  At March 31, 2019, two different customers represented approximately 43.6% and 22.9% of the Company’s trade accounts receivable.  The Group has adopted credit policies and standards intended to mitigate inherent risk while accommodating sales growth.  The Group performs ongoing credit evaluations of its customers’ financial condition when deemed necessary, but does not require collateral for its customers’ accounts receivable.

Fair value of financial instruments
x.	Fair value of financial instruments:

The carrying amount of cash and cash equivalents, short-term bank deposits, trade and other receivables, trade payables and other payables approximate their fair value, due to the short-term maturities of these instruments.

The carrying amount of long-term bank deposits approximates their fair value because such deposits bear market interest rates.

As of March 31, 2019 and 2018, the Company did not have any amounts outstanding under borrowing arrangements.

The fair value of currency and interest rate contracts is determined by discounting to the present all future cash flows of the currencies to be exchanged at interest rates prevailing in the market for the period the currency exchanges are due and expressing the results in U.S. dollars at the current spot foreign currency exchange rate.

Accounting for derivatives
y.	Accounting for derivatives:

The Company recognizes all of their derivative instruments as either assets or liabilities at fair value, in the Consolidated Balance Sheet.  The accounting for changes (i.e., gains or losses) in the fair value of a derivative instrument depends on whether the instrument has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  For derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.  For derivatives which qualify as a fair value hedge, changes in fair value are reported with the carrying amount of the hedged asset or liability with cash flows reported on the Consolidated Statement of Cash Flows consistent with the classification of cash flows from the underlying items being hedged.  For derivatives that qualify as a cash flow hedge, the effective portion of these derivatives’ fair value is initially reported as a component of other comprehensive income with cash flows reported on the Consolidated Statement of Cash Flows consistent with the classification of cash flows from the underlying items being hedged.  The designation is based upon the nature of the exposure being hedged.  At March 31, 2019, the Company had derivative instruments designated as hedging instruments. At March 31, 2018 and 2017, no derivative instruments were designated as hedging instruments.

As of October 1, 2018, the Company commenced hedging accounting for Israel in accordance with ASU No. 2017-12, “Derivatives and Hedging (Topic 815).” The effective date of this standard is for annual periods beginning after December 15, 2018, however the Company early adopted as a result of hedging accounting implementation.  The Company elected to designate the entire change in the hedging derivatives' value including the forward component, using the “critical terms match” method.  Since the Company uses the “critical terms match,” no effectiveness test is needed and the entire change in the designated value of the derivative is assumed to be effective.  The Company assesses the critical terms as follows: the forward is for the purchase of the same quantity, at the same currency, at the same time and at the same location as the hedged forecasted payment.

According to ASU 2017-12, for purposes of assessing whether the qualifying criteria for the critical terms match method are met for a group of forecasted transactions, an entity may assume that the hedging derivative matures at the same time as the forecasted transactions if both the derivative maturity and the forecasted transactions occur within the same 31-day period or fiscal month. The company elected to deem the time criterion as qualified according to the 31-day period method.  The company is aware that if any of the critical terms cease to exist or if the counterparty credit rating becomes significant, then the critical terms method cannot be continued. In such a case the company will use a "long haul method" in order to assess the hedge effectiveness or will discontinue the hedging relationship.  The effective portion of the designated value is reported under a hedging reserve in other comprehensive income during the hedge period. Once the hedged item affects P&L, the hedging reserve value is reclassified to the same item.  The ineffective portion, if any, is reported in P&L.

For derivative instruments not designated as hedging instruments for accounting purposes, the gain or loss is recognized in financial income, net in the Consolidated Statement of Operations during the period of change with the cash flows reported on the Consolidated Statements of Cash Flows consistent with the classification of cash flows from the underlying items being hedged.  See Note 10.

Fair value measurements
z.	Fair value measurements:

There is a fair value hierarchy that distinguishes between assumptions based on market data obtained from independent sources (observable inputs) and those based on an entity’s own assumptions (unobservable inputs).  Additional disclosure about fair value measurements is also required.

Discontinued operations
aa.	Discontinued operations:

When a component of an entity has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on the disposed component, should be classified as discontinued operations and the assets and liabilities of such component should be classified as assets and liabilities attributed to discontinued operations; that is, provided the operations, assets and liabilities of the component have been eliminated from the Company’s Consolidated Statements of Operations and the Company will no longer have any significant continuing involvement in the operations of the component.

Impact of recently adopted accounting standards
bb.	Impact of recently adopted accounting standards:

In October 2016, the FASB issued ASU No. 2016-16, “Income Taxes (Topic 740).”  The guidance requires that entities should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs.  The guidance was effective for the Company fiscal year beginning April 1, 2018, including interim periods within that year.  As a result of the intellectual property transfer from TNA to Taro Israel and Taro Canada (as noted in “Item 8 – Financial Information – Legal Proceedings,” Note 13.c and Note 15.p), the Company recognized the income tax consequences of approximately $36,925 for deferred tax assets upon adoption of the guidance.  The amendments in this update were applied on a modified retrospective basis through a cumulative effect adjustment directly to retained earnings as of the beginning of the period of adoption.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows (Topic 230).”  The guidance addresses eight specific issues: debt prepayment or debt extinguishment costs; settlement of certain debt instruments; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies; distributions received from equity method investees; beneficial interest in securitization transactions; separately identifiable cash flows and application of predominance principle.  The guidance was effective for the Company fiscal year beginning April 1, 2018, including interim periods within that year.  The adoption of ASU 2016-15 does not have a material impact on our Statement of Cash Flows.

In January 2016, the FASB issued ASU No. 2016-01, "Financial Instruments-Overall (Subtopic 825-10).”  The amended guidance focuses on the recognition and measurement of financial assets and liabilities.  The guidance was effective for the Company fiscal year beginning April 1, 2018, including interim periods within that year.  The adoption of ASU 2016-01 does not have a material impact on our financial position and results of operations.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606), Section A—Summary and Amendments that Create Revenue from Contracts with Customers (Topic 606) and Other Assets and Deferred Costs—Contracts with Customers (Subtopic 340-40).”  The amended guidance will enhance the comparability of revenue recognition practices and will be applied to all contracts with customers.  Improved disclosures related to the nature, amount, timing, and uncertainty of revenue that is recognized are requirements under the amended guidance.  The guidance is effective for the interim and annual periods beginning on or after December 15, 2017 (early adoption is permitted for the interim and annual periods beginning on or after December 15, 2016), as a result of the FASB announcing a one year deferral.  Either a full retrospective method or modified retrospective method is permitted.  The Company adopted the guidance for the Company fiscal year beginning April 1, 2018, including interim periods within that year, and used the modified retrospective method.

Impact of recently issued accounting standards not yet adopted:

In August 2018, the FASB issued ASU No. 2018-14, “Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20).”  The guidance focuses on additional disclosure of reasons for significant gains and losses to changes in the benefit obligation for the period, in addition to removal and clarification of existing disclosures. The guidance will be effective for the Company fiscal year beginning April 1, 2021, on a retrospective basis.  The Company is currently evaluating the potential effect of the adoption of ASU 2018-04 on our financial position and results of operations.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820).”  The guidance focuses on modification of disclosures, which includes the consideration of costs and benefits.  The guidance will be effective for the Company fiscal year beginning April 1, 2020, including interim periods within that year.  The Company is currently evaluating the potential effect of the adoption of ASU 2018-13 on our financial position and results of operations.

In June 2018, the FASB issued, ASU No. 2018-07, “Compensation—Stock Compensation (Topic 718).”  The guidance focuses on expansion of scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees.  The guidance will be effective for the Company fiscal year beginning April 1, 2019, including interim periods within that year.  The Company is currently evaluating the potential effect of the adoption of ASU 2018-07 on our financial position and results of operations.

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles—Goodwill and Other (Topic 350).” The new guidance reduces the complexity of goodwill impairment tests by no longer requiring entities to determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination.  The guidance will be effective for the Company fiscal year beginning April 1, 2020, including interim periods within that year on a prospective basis.  The Company is currently evaluating the potential effect of the adoption of ASU 2017-04 on our financial position and results of operations.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326).”  The guidance replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.  The guidance will be effective for the Company fiscal year beginning April 1, 2020, including interim periods within that year.  The Company is currently evaluating the potential effect of the adoption of ASU 2016-13 on our financial position and results of operations.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842).”  The new guidance requires that the lessee recognize the assets and liabilities that arise from leases.  In July 2018, the FASB issued ASU No. 2018-10, “Codification Improvements to Topic 842, Leases.”  The updated guidance focuses on codification improvements to Topic 842, as part of the FASB improvement project.  The guidance will be effective for the Company fiscal year beginning April 1, 2019, and interim periods within that year.  The Company does not currently anticipate the adoption to have a material impact on our financial position or results of operations.